Classification of Expenses By Nature - Details of Classification of Expenses By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Advertising expenses	₩ 29,898	₩ 35,948	₩ 30,084
Fees and commissions	259,024	215,613	230,412
Lease expenses	1,179	1,125	920
Outsourcing expenses	11,415	12,997	9,500
Salaries	40,315	35,532	32,340
Expenses related to defined contribution plans	2,255	2,090	2,030
Employee benefits	3,895	3,390	3,329
Depreciation	5,145	4,570	3,783
Amortization	1,917	1,748	1,137
Other expenses	3,733	3,361	2,944
Total	₩ 358,776	₩ 316,374	₩ 316,479